TAX SITUATION, Reconciliation of the Statutory Income Tax Rate to the Effective Tax Rate (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
TAX SITUATION [Abstract]
Theoretical tax and income tax rate in Peru	S/ (1,573,200)	S/ (66,100)	S/ (1,762,200)
Theoretical tax and income tax rate in Peru	(29.50%)	(29.50%)	(29.50%)
Decrease (Increase) in the statutory tax rate due to [Abstract]
Decrease (Increase) due to the profit of subsidiaries not domiciled in Peru	S/ (12,800)	S/ 50,100	S/ 49,600
Provision tax on dividends	(78,600)	(44,600)	(142,100)
Non-taxable income, net	3,500	117,300	231,500
Change in estimate of deferred tax rate, net (Banco de Crdito de Bolivia)	0	53,300	0
Income tax and effective income tax rate	S/ (1,660,987)	S/ 109,977	S/ (1,623,182)
Decrease (Increase) in the statutory tax rate due to [Abstract]
Decrease (Increase) due to the profit of subsidiaries not domiciled in Peru	(0.24%)	22.36%	0.83%
Provision tax on dividends	(1.47%)	(19.91%)	(2.39%)
Non-taxable income, net	0.06%	52.32%	3.91%
Change in estimate of deferred tax rate, net (Banco de Crdito de Bolivia)	0.00%	23.80%	0.00%
Income tax and effective income tax rate	(31.15%)	49.06%	(27.14%)